                                                                               UNITED STATES
                                                     SECURITIES AND EXCHANGE COMMISSION
                                                                    WASHINGTON, D.C. 20549

                                                                                   FORM N-Q

                                         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                                          REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:                 USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code:         9800 FREDERICKSBURG ROAD
                                                                                                       SAN ANTONIO, TX  78288

Name and Address of Agent for Service:                                CHRISTOPHER P. LAIA
                                                                                                        USAA MUTUAL FUNDS TRUST
                                                                                                        9800 FREDERICKSBURG ROAD
                                                                                                        SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2010

[LOGO OF USAA]
    USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EMERGING MARKETS FUND
FEBRUARY 28, 2010

(Form N-Q)

48477 -0410                                                                                                                                                                                                                                                     ©2010, USAA. All rights reserved.

 PORTFOLIO OF INVESTMENTS

USAA Emerging Markets Fund
February 28, 2010 (unaudited)

Number of Shares	Security	Market Value (000)

	EQUITY SECURITIES (97.0%)
	COMMON STOCKS (93.6%)
	Consumer Discretionary (7.8%)
	Apparel & Accessories & Luxury Goods (0.4%)
3,960,000	Bosideng International Holdings Ltd.	$842
95,610	Fuqi International, Inc. *	1,764
73,500	Ports Design Ltd.	181

		2,787

	Apparel Retail (0.1%)
168,600	Mr. Price Group Ltd.	842

	Auto Parts & Equipment (0.6%)
42,600	Halla Climate Control Corp.	477
17,300	Hyundai Mobis	2,215
828,000	Minth Group Ltd.	1,197

		3,889

	Automobile Manufacturers (1.8%)
3,575,800	Denway Motors Ltd.	1,990
1,624,000	Dongfeng Motor Group Co. Ltd.	2,360
72,100	Ford Otomotiv Sanayi A.S.	431
5,235,000	Geely Automobile Holdings Ltd.	2,630
278,500	Great Wall Motor Co. Ltd.	418
9,019	Hyundai Motor Co. Ltd.	894
92,900	Mahindra & Mahindra Ltd. GDR	2,063
124,000	PT Astra International Tbk (a)	485
79,700	TOFAS (Türk Otomobil Fabrikasi A.S.)	253

		11,524

	Broadcasting (0.1%)
49,700	Grupo Televisa S.A. de C.V. ADR	917

	Cable & Satellite (0.4%)
42,800	ednNaspers Ltd.	1,596
68,200	Net Servicos de Comunicacao S.A.	840

		2,436

	Casinos & Gaming (1.1%)
66,700	Genting Berhad (a)	124
239,440	Kangwon Land, Inc.	3,406
4,138,820	Resorts World Berhad (a)	3,312

		6,842

	Catalog Retail (0.0%)
2,300	CJ O Shopping Co. Ltd. *	133

	Consumer Electronics (0.3%)
20,184	LG Electronics, Inc.	1,862

1  |  USAA Emerging Markets Fund

Number of Shares	Security	Market Value (000)

252,400	TCL Multimedia Technology *	$257

		2,119

	Department Stores (0.4%)
348,000	Golden Eagle Retail Group Ltd.	638
5,863	Lotte Shopping Co. Ltd.	1,613

		2,251

	Footwear (0.4%)
310,380	Grendene S.A., acquired 2/03/2005 - 6/17/2008; cost $1,001(b)	1,589
1,312,000	Prime Success International Group Ltd.	1,009

		2,598

	General Merchandise Stores (0.2%)
311,700	Clicks Group Ltd.	1,114

	Home Furnishings (0.1%)
330,100	Steinhoff International Holdings Ltd. *	817

	Home Improvement Retail (0.3%)
301,100	JD Group Ltd.	1,669

	Homebuilding (0.8%)
122,000	Brascan Residential Properties S.A.	612
1,606,400	Consorcio ARA S.A. de C.V. *	1,096
470,900	Corporacion GEO, S.A. de C.V. "B" *	1,387
68,610	Desarrolladora Homex S.A. De C.V. ADR *	1,876
30,400	PDG Realty S.A. Empreedimentos	272
34,700	Urbi Desarrollo Urbanos S.A. de C.V. *	77

		5,320

	Housewares & Specialties (0.2%)
889,585	Turk Sise ve Cam Fabrikalari A.S. *	1,035

	Hypermarkets & Super Centers (0.2%)
298,100	Wal-Mart de Mexico	1,480

	Restaurants (0.1%)
523,000	Ajisen (China) Holdings Ltd.	480

	Textiles (0.3%)
2,974,500	Weiqiao Textile Co. Ltd. "H"	2,066

	Total Consumer Discretionary	50,319

	Consumer Staples (4.0%)
	Agricultural Products (0.2%)
6,000,500	Global Bio-chem Technology Group Co. Ltd.	1,623

	Brewers (0.3%)
43,250	Anadolu Efes Biracilik ve Malt Sanayii A.S.	436
26,800	Compania Cervecerias Unidas S.A. ADR (c)	1,037
95,300	Grupo Modelo S.A. de C.V. "C" *	530

		2,003

	Distillers & Vintners (0.1%)
11,160	Jinro Ltd.	342

	Food Distributors (0.1%)
92,200	Spar Group Ltd.	872

	Food Retail (0.6%)
137,400	Shoprite Holdings Ltd.	1,333
80,600	X5 Retail Group NV *	2,595

		3,928

	Packaged Foods & Meat (1.4%)
120,300	Acucar Guarani S.A. *	346

Portfolio of Investments  |  2

Number of Shares	Security	Market Value (000)

5,605,000	Charoen Pokphand Foods Public Co. Ltd. (a)	$2,085
730,000	China Yurun Food Group Ltd.	2,187
5,473	CJ Cheiljedang Corp.	989
43,200	Marfrig Frigorificos E Comercio de Alimentos S.A.	503
9,567	Nong Shim Co. Ltd.	1,806
857,100	Thai Union Frozen Products Public Co. Ltd. (a)	894

		8,810

	Soft Drinks (1.0%)
11,100	Coca Cola Femsa S.A. de C.V. ADR	713
727,000	Embotelladoras Arca S.A., acquired 3/30/2006 - 10/28/2009; cost $1,845(b)	2,381
23,500	Fomento Economico Mexicano ADR	1,006
688,800	Grupo Continental S.A., acquired 7/02/2002 - 3/27/2009; cost $1,160(b)	1,833
460	Lotte Chilsung Beverage Co. Ltd.	321

		6,254

	Tobacco (0.3%)
37,648	KT&G Corp.	2,084
71,500	PT Gudang Garam Tbk (a)	201

		2,285

	Total Consumer Staples	26,117

	Energy (13.0%)
	Coal & Consumable Fuels (0.9%)
30,200	Banpu Public Co. Ltd.	503
332,000	China Shenhua Energy Co. Ltd. "H"	1,424
3,150,900	PT Bumi Resources Tbk (a)	765
47,600	PT Indo Tambangraya Megah (a)	161
1,164,000	Yanzhou Coal Mining Co. Ltd. "H"	2,471
26,900	Yanzhou Coal Mining Co. Ltd. ADR "H"	572

		5,896

	Integrated Oil & Gas (9.5%)
608,000	China Petroleum and Chemical Corp. "H"	477
115,860	LUKoil Holdings ADR	6,083
13,170	MOL Hungarian Oil and Gas Nyrt. *	1,184
392,160	OAO Gazprom ADR (a)	8,722
125,600	OAO Gazprom ADR	2,793
138,500	OJSC OC Rosneft *	1,069
5,284,000	PetroChina Co. Ltd. "H"	5,882
23,980	PetroChina Co. Ltd. ADR	2,684
469,450	Petroleo Brasileiro S.A. ADR	18,027
166,040	Petroleo Brasileiro S.A. ADR	7,082
476,100	PTT Public Co. Ltd. (a)	3,340
84,610	Sasol Ltd.	3,089
21,580	Sasol Ltd. ADR	790

		61,222

	Oil & Gas Equipment & Services (0.1%)
226,282	Maridive & Oil Services Co.	984

	Oil & Gas Exploration & Production (1.0%)
1,908,000	CNOOC Ltd.	2,994
2,580	CNOOC Ltd. ADR	406
134,800	JKX Oil & Gas plc	516
686,000	Medco Energi Internasional (a)	182
120,000	Ogx Petroleo E Gas Participa	1,046
72,000	Pacific Rubiales Energy Corp. *	1,146

		6,290

	Oil & Gas Refining & Marketing (1.5%)
139,792	Reliance Industries Ltd. GDR (a),(c)	5,927
37,200	Reliance Industries Ltd. GDR	1,577

3  |  USAA Emerging Markets Fund

Number of Shares	Security	Market Value (000)

50,486	S-Oil Corp.	$2,368

		9,872

	Total Energy	84,264

	Financials (21.7%)
	Data Processing & Outsourced Services (0.4%)
160,500	Redecard S.A.	2,336

	Diversified Banks (16.5%)
89,200	ABSA Group Ltd.	1,534
247,900	Asya Katilim Bankasi A.S. *	584
239,140	Banco Bradesco S.A. ADR	4,140
1,006,100	Banco De Oro	829
43,600	Banco do Brasil S.A.	718
287,280	Banco Santander S.A. ADR	3,436
501,640	Bangkok Bank Public Co. Ltd.	1,798
84,940	Bank Hapoalim Ltd. *	353
6,002,000	Bank of China Ltd. "H"	2,907
736,877	Bank of the Philippine Islands	751
8,430	Bank Polska Kasa Opieki S.A. *	458
20,600	Bank Zachodni WBK *	1,245
12,300	BRE Bank S.A. *	982
3,105,000	Chang Hwa Bank	1,370
9,090,620	China Construction Bank Corp. "H"	6,863
223,000	China Merchants Bank Co. Ltd. "H"	549
452,900	China Minsheng Bank "H" *	471
3,958,884	Chinatrust Financial Holding Co. Ltd.	2,148
71,538	Commercial International Bank	827
8,700	Credicorp Ltd.	679
5,854,448	First Financial Holding Co. Ltd.	3,149
21,800	Hana Financial Group, Inc. *	630
9,700	HDFC Bank Ltd. ADR	1,180
24,200	ICICI Bank Ltd. ADR	926
8,436,300	Industrial and Commercial Bank of China Ltd. "H"	5,967
185,500	Industrial Bank of Korea *	2,111
489,619	Itau Unibanco Banco Multiplo S.A. GDR	9,773
626,400	JSC VTB Bank GDR	3,019
1,428,600	Kasikornbank Public Co. Ltd.	3,889
80,973	KB Financial Group, Inc.	3,403
13,655	KB Financial Group, Inc. ADR *	572
7,517,100	Krung Thai Bank Public Co. Ltd. (a)	2,273
3,009,570	Malayan Banking Berhad (a)	6,158
971,000	Mega Financial Holding Co. Ltd.	537
183,400	Metropolitan Bank & Trust Co.	177
223,205	Nedcor Ltd.	3,468
109,100	OTP Bank *	3,002
207,900	PKO Bank Polski S.A.	2,639
4,856,500	PT Bank Mandiri Tbk (a)	2,355
84,309	Shinhan Financial Group Co. Ltd.	3,013
7,390,639	SinoPac Financials Holdings Co. Ltd. *	2,385
123,170	Standard Bank Group Ltd.	1,714
71,250	State Bank of India Ltd. GDR (a)	6,156
1,200,826	Taishin Financial Holdings Co. Ltd. *	404
230,400	Turkiye Garanti Bankasi A.S.	849
486,700	Turkiye Is Bankasi	1,347
224,458	Turkiye Is Bankasi *	592
191,000	Turkiye Vakiflar Bankasi T.A.O. *	435
437,500	Union Bank of the Philippines	356
159,000	Woori Finance Holdings Co. Ltd.	1,789

		106,910

	Diversified Real Estate Activities (0.1%)
376,000	Huaku Development Co. Ltd.	926

Portfolio of Investments  |  4

Number of Shares	Security	Market Value (000)

	Life & Health Insurance (1.2%)
892,000	Cathay Financial Holding Co. Ltd. *	$1,438
2,092,802	China Life Insurance Co. Ltd. *	1,406
586,000	China Life Insurance Co. Ltd. "H"	2,597
176,240	Tong Yang Life Insurance Co. Ltd. *	2,104

		7,545

	Multi-Line Insurance (0.5%)
181,600	China Pacific Insurance Group Co. Ltd. "H" *	741
220,300	Porto Seguro S.A.	2,200

		2,941

	Multi-Sector Holdings (0.1%)
211,500	Haci Omer Sabanci Holdings A.S.	800

	Other Diversified Financial Services (0.3%)
912,700	FirstRand Ltd.	2,150

	Property & Casualty Insurance (0.5%)
14,000	Dongbu Insurance Co. Ltd.	380
19,600	Hyundai Marine & Fire Insurance Co. Ltd.	319
24,490	LIG Non-Life Insurance Co. Ltd.	444
12,777	Samsung Fire & Marine Insurance Co. Ltd.	2,032

		3,175

	Real Estate Development (1.1%)
203,040	China Overseas Land & Investment Ltd.	411
305,800	China Vanke Co. "B"	327
91,200	Guangzhou R&F Properties Co. Ltd. "H"	135
270,000	Hopson Development Holdings Ltd.	378
6,247,200	L.P.N. Development Public Co. Ltd.	1,341
1,130,800	Sansiri Public Co. Ltd. (a)	168
320,000	Sino-Ocean Land Holdings Ltd. (d)	282
3,919,000	SOHO China Ltd.	1,934
2,831,000	Supali Public Co. Ltd. (a)	548
1,173,100	Talaat Moustafa Group Holding *	1,607

		7,131

	Real Estate Operating Companies (0.5%)
27,300	Iguatemi Empresa de Shopping Centers S.A.	432
11,560,000	Renhe Commercial Holdings Co. Ltd.	2,636

		3,068

	Real Estate Services (0.1%)
28,900	E-House (China) Holdings Ltd. *(c)	506

	Regional Banks (0.2%)
110,020	Daegu Bank	1,404

	Reinsurance (0.2%)
171,670	Korean Reinsurance Co. Ltd.	1,554

	Total Financials	140,446

	Health Care (1.1%)
	Pharmaceuticals (1.1%)
26,300	Aspen Pharmacare Holdings Ltd. *	241
73,120	Teva Pharmaceutical Industries Ltd. ADR	4,388
19,539	Yuhan Corp.	2,746

	Total Health Care	7,375

5  |  USAA Emerging Markets Fund

Number of Shares	Security	Market Value (000)

	Industrials (7.4%)
	Aerospace & Defense (0.2%)
62,834	Embraer Empresa Brasileira de Aeronautica S.A. ADR	$1,380

	Air Freight & Logistics (0.4%)
8,715,200	Sinotrans Ltd. "H"	2,358

	Airlines (0.7%)
1,784,000	Air China Ltd. "H" *(a)	1,574
3,006,000	China Southern Airlines Co. Ltd. "H" *(a)	1,154
81,000	Gol - Linhas Aereas Inteligentes S.A. ADR (c)	1,110
272,500	Turk Hava Yollari Anonim Ortakligi	864

		4,702

	Commodity Chemicals (0.1%)
376,202	Mexichem S.A. de C.V.	877

	Construction & Engineering (2.7%)
330,700	Aveng Ltd.	1,602
2,325,000	China Railway Construction Corp.	3,049
505,000	CTCI Corp.	499
19,400	Daelim Industrial Co. Ltd.	1,193
2,449,000	Gamuda Berhad (a)	1,991
20,260	GS Engineering & Construction Corp.	1,523
88,260	Hyundai Development Co.	2,541
554,140	Murray & Roberts Holdings Ltd.	2,770
25,000	Orascom Construction Industries	1,066
373,900	Tekfen Holding Co., Inc. *	1,209

		17,443

	Construction & Farm Machinery & Heavy Trucks (0.8%)
1,258,000	PT United Tractors Tbk (a)	2,319
100,800	Tata Motors Ltd. ADR (c)	1,631
186,000	Weichai Power Co. Ltd. "H"	1,410

		5,360

	Distributors (0.4%)
179,300	Imperial Holdings Ltd.	2,177

	Heavy Electrical Equipment (0.2%)
1,798,000	Harbin Power Equipment Co. Ltd.	1,448

	Highways & Railtracks (0.1%)
522,000	Anhui Expressway Co. Ltd. "H"	344

	Industrial Conglomerates (1.4%)
374,940	Barloworld Ltd.	1,961
92,100	Bidvest Group Ltd.	1,574
257,500	Koc Holding AS *	766
45,570	LG Corp.	2,397
1,307,147	NWS Holdings Ltd.	2,213

		8,911

	Industrial Machinery (0.1%)
127,900	Metalfrio Solutions S.A., acquired 4/12/2007 - 6/20/2007; cost $1,253(b)	822

	Marine Ports & Services (0.2%)
911,709	Cosco Pacific Ltd.	1,414

	Trucking (0.1%)
60,100	Localiza Rent a Car S.A.	655

	Total Industrials	47,891

Portfolio of Investments  |  6

Number of Shares	Security	Market Value (000)

	Information Technology (12.3%)
	Communications Equipment (0.4%)
1,186,000	Comba Telecom Systems Holdings Ltd.	$1,285
158,800	ZTE Corp.	981

		2,266

	Computer Hardware (1.7%)
172,000	Acer, Inc.	483
1,554,563	Compal Electronics, Inc.	2,230
246,000	High Tech Computer Corp.	2,485
1,798,300	Quanta Computer, Inc.	3,672
1,301,972	Wistron Corp.	2,233

		11,103

	Computer Storage & Peripherals (1.0%)
761,654	Asustek Computer, Inc.	1,344
27,000	Avermedia Tech, Inc.	34
1,116,100	Catcher Technology Co. Ltd.	2,279
498,000	Giga-Byte Technology Co. Ltd.	454
713,195	Lite-On Technology Corp.	919
400,000	Sunrex Technology Corp.	436
1,649,530	TPV Technology Ltd.	1,105

		6,571

	Consumer Electronics (0.4%)
11,664,000	Tatung Co. Ltd. *	2,437

	Data Processing & Outsourced Services (0.2%)
191,700	Cielo S.A.	1,501

	Electronic Components (0.8%)
62,200	AU Optronics Corp. ADR	645
19,400	KH Vatec Co. Ltd.	787
11,400	LG Philips LCD Co. Ltd.	340
569,384	Nan Ya Printed Circuit Board Corp.	2,237
338,000	Unimicron Technology Corp.	378
3,198,440	Yageo Corp.	1,097

		5,484

	Electronic Manufacturing Services (0.9%)
1,403,989	Hon Hai Precision Industry Corp. Ltd.	5,559

	Internet Software & Services (0.7%)
8,820	Sohu.com, Inc. *	452
197,400	Tencent Holdings Ltd.	3,858

		4,310

	IT Consulting & Other Services (0.4%)
21,700	Infosys Technologies Ltd. ADR	1,235
317,500	Rolta India Ltd.	1,214

		2,449

	Semiconductors (5.5%)
516,287	King Yuan Electronics Co. Ltd.	226
115,270	Media Tek, Inc.	1,815
230,320	Radiant Opto-Electronics Corp.	282
83,000	Richtek Technology Corp.	775
28,641	Samsung Electronics Co. Ltd.	18,371
97,195	Siliconware Precision Industries Co. ADR	568
3,412,378	Taiwan Semiconductor Manufacturing Co. Ltd.	6,256
214,073	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,087
100,500	Transcend Information, Inc.	340
7,731,286	United Microelectronics Corp. *	3,724

7  |  USAA Emerging Markets Fund

Number of Shares	Security	Market Value (000)

355,500	United Microelectronics Corp. ADR *(c)	$1,220

		35,664

	Systems Software (0.2%)
78,430	Asseco Poland S.A.	1,501

	Technology Distributors (0.1%)
301,000	WPG Holdings Ltd.	485

	Total Information Technology	79,330

	Materials (14.5%)
	Aluminum (0.1%)
902,500	United Co. RUSAL *	913

	Commodity Chemicals (0.2%)
23,500	Huchems Fine Chemical Corp.	565
4,050	LG Chem Ltd.	751

		1,316

	Construction Materials (1.9%)
279,284	Ambuja Cements Ltd.	648
2,799,000	Asia Cement (China) Holdings Corp.	1,486
1,651,000	Asia Cement Corp.	1,514
129,292	Cemex S.A. de C.V. ADR *	1,236
840,840	India Cements Ltd. GDR (a)	4,291
667,000	PT Indocement Tunggal Prakarsa Tbk (a)	982
1,770,000	PT Semen Gresik (Perssero) Tbk. (a)	1,445
31,400	Siam Cement Public Co. Ltd.	212
63,300	Siam Makro Public Co. Ltd.	438

		12,252

	Diversified Chemicals (0.3%)
11,974	OCI Co. Ltd.	1,822

	Diversified Metals & Mining (4.8%)
340,000	China Molybdenum Co. Ltd.	266
15,800	Eurasian Natural Resources Corp. plc	247
89,900	Exxaro Resources Ltd.	1,339
871,668	Grupo Mexico S.A.B. de C.V. "B"	2,074
145,000	Jiangxi Copper Co. "H"	294
75,200	KGHM Polska Miedz S.A.	2,503
9,560	Korea Zinc Co. Ltd.	1,508
234,794	Mining and Metallurgical Co. Norilsk Nickel ADR *	3,543
21,930	Poongsan Corp.	363
3,281,500	PT International Nickel Indonesia Tbk (a)	1,333
92,600	Sterlite Industries India Ltd. ADR	1,564
287,640	Vale S.A.	8,014
312,200	Vale S.A. ADR	7,680

		30,728

	Fertilizers & Agricultural Chemicals (0.2%)
298,480	Makhteshim-Agan Industries Ltd.	1,521

	Gold (0.6%)
62,986	AngloGold Ashanti Ltd. ADR	2,292
124,310	Gold Fields Ltd. ADR	1,428

		3,720

	Metal & Glass Containers (0.4%)
1,160,274	Nampak Ltd.	2,464

	Paper Products (0.7%)
880,000	Lee & Man Paper Manufacturing Ltd.	585
1,506,000	Nine Dragons Paper Holdings Ltd.	2,192

Portfolio of Investments  |  8

Number of Shares	Security	Market Value (000)

382,061	Sappi Ltd. *	$1,460

		4,237

	Precious Metals & Minerals (0.2%)
13,790	Anglo Platinum Ltd. *	1,276

	Specialty Chemicals (0.3%)
5,574,000	Lumena Resources Corp. *	1,630
25,600	Techno Semichem Co. Ltd.	417

		2,047

	Steel (4.8%)
278,759	ArcelorMittal South Africa Ltd.	4,212
2,599,082	China Steel Corp.	2,609
593,727	El Ezz Steel Rebars S.A.E.	1,995
27,500	Evraz Group S.A. GDR *	881
98,700	Gerdau S.A. ADR	1,456
10,800	Hyundai Steel Co.	827
199,900	Industrias CH, S.A. de C.V "B" *	651
74,000	Kumba Iron Ore Ltd.	3,517
71,200	Magnitogorsk Iron & Steel Works GDR *	939
28,300	Mechel OAO ADR	651
66,500	Novolipetsk Steel GDR *	2,055
9,717	POSCO	4,440
20,570	POSCO ADR	2,375
183,500	Severstal Joint Stock Co. *	2,220
155,100	Tata Steel Ltd. GDR, acquired 7/22/2009 - 10/14/2009; cost $1,450*(b)	1,861
18,925	Usinas Siderurgicas de Minas Gerais S.A.	536

		31,225

	Total Materials	93,521

	Telecommunication Services (9.1%)
	Integrated Telecommunication Services (2.6%)
844,406	China Unicom Hong Kong Ltd.	1,012
17,571	Chunghwa Telecom Co. Ltd.	328
198,920	KT Corp. ADR *	3,815
857,420	Mahanagar Telephone Nigam Ltd. ADR (c)	2,650
1,761,700	PT Telekomunikasi Indonesia Tbk (a)	1,571
29,500	Tele Norte Leste Participacoes S.A.	612
47,500	Telefonos de Mexico S.A. de C.V. ADR "L"	744
333,860	Telekomunikacja Polska S.A.	1,784
26,900	Telemex International S.A.B.	492
266,390	Telkom S.A. Ltd.	1,157
137,800	Vimpel-Communications ADR	2,556

		16,721

	Wireless Telecommunication Services (6.5%)
219,180	America Movil S.A.B. de C.V. ADR "L"	9,769
876,500	China Mobile Ltd.	8,650
77,590	China Mobile Ltd. ADR	3,835
66,400	Mobile TeleSystems ADR	3,476
292,161	MTN Group Ltd.	4,233
9,300	Philippine Long Distance Telephone Co.	524
2,206,000	PT Indonesian Satellite Corp. Tbk (a)	1,209
32,200	Sistema JSFC GDR *	821
6,118	SK Telecom Co. Ltd.	910
170,120	SK Telecom Co. Ltd. ADR	2,838
170,340	Turkcell Iletisim Hizmetleri A.S.	997
97,290	Turkcell Iletisim Hizmetleri A.S. ADR	1,441
59,600	Vivo Participacoes S.A.	1,613
225,370	Vodacom Group Pty Ltd.	1,569

		41,885

	Total Telecommunication Services	58,606

9  |  USAA Emerging Markets Fund

Number of Shares	Security	Market Value (000)

	Utilities (2.7%)
	Electric Utilities (1.2%)
51,013	Centrais Electricas Brasileiras S.A.	$661
134,762	Companhia Energetica de Minas Gerais ADR	2,206
48,900	Enersis S.A. ADR	1,057
61,070	Korea Electric Power Corp. *	1,953
44,530	Korea Electric Power Corp. ADR *	718
357,750	Tenaga Nasional Berhad (a)	837

		7,432

	Gas Utilities (0.0%)
799,000	PT Perusahaan Gas Negara (a)	311

	Independent Power Producers & Energy Traders (1.0%)
7,923,000	China Power International Development Ltd. *	1,929
12,200	Empresa Nacional De Electricidad S.A. ADR	608
3,971,800	Huaneng Power International, Inc. "H"	2,385
21,670	Huaneng Power International, Inc. ADR "H"	517
82,270	Tractebel Energia S.A.	943

		6,382

	Water Utilities (0.5%)
50,304	Companhia de Saneamento Basico do Estado de Sao Paulo	845
6,580	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	224
146,700	Companhia de Saneamento de Minas Gerais	2,054

		3,123

	Total Utilities	17,248

	Total Common Stocks (cost: $522,573)	605,117

	PREFERRED SECURITIES (3.0%)
	Consumer Discretionary (0.2%)
	General Merchandise Stores (0.0%)
30,200	Lojas Americanas S.A.	217

	Textiles (0.2%)
287,688	Companhia de Tecidos Norte de Minas, acquired 5/29/2003 - 4/20/2009; cost $1,011(b)	1,041

	Total Consumer Discretionary	1,258

	Financials (0.3%)
	Diversified Banks (0.2%)
61,400	Bradespar S.A.	1,340

	Regional Banks (0.1%)
102,100	Banco Panamericano S.A.	604

	Total Financials	1,944

	Industrials (0.4%)
	Trading Companies & Distributors (0.4%)
428,542	Itausa - Investimentos Itau S.A.	2,741

	Total Industrials	2,741

	Materials (0.8%)
	Commodity Chemicals (0.3%)
295,800	Braskem S.A. "A" *	2,092

	Paper Products (0.2%)
113,400	Suzano Papel e Celulose S.A.	1,167

Portfolio of Investments  |  10

Number of Shares	Security	Market Value (000)

	Steel (0.3%)
98,049	Confab Industrial S.A.	$260
59,500	Metalurgica Gerdau S.A.	1,082
21,275	Usinas Siderurgicas de Minas Gerais S.A.	604

		1,946

	Total Materials	5,205

	Telecommunication Services (0.6%)
	Integrated Telecommunication Services (0.4%)
159,450	Tele Norte Leste Participacoes S.A. ADR	2,770

	Wireless Telecommunication Services (0.2%)
38,300	Tim Participacoes S.A. ADR	1,087

	Total Telecommunication Services	3,857

	Utilities (0.7%)
	Electric Utilities (0.4%)
158,329	Companhia Energetica de Minas Gerais (CEMIG)	2,603

	Independent Power Producers & Energy Traders (0.3%)
123,700	Companhia Energetica de Sao Paulo	1,592

	Total Utilities	4,195

	Total Preferred Securities (cost: $14,826)	19,200

	EXCHANGE-TRADED FUNDS (0.4%)
45,451	iPath MSCI India Index * (cost: $1,764)	2,751

	RIGHTS (0.0%)
	Information Technology (0.0%)
	Systems Software (0.0%)
10,000	Asseco Poland S.A. *(a) (cost: $0)	—

	Total Equity Securities (cost: $539,163)	627,068

	MONEY MARKET INSTRUMENTS (3.8%)
	MONEY MARKET FUNDS (3.8%)
24,118,082	State Street Institutional Liquid Reserve Fund, 0.12% (e)(cost: $24,118)	24,118

	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.1%)
	MONEY MARKET FUNDS (0.9%)
38,523	AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.13%(e)	39
5,923,031	BlackRock Liquidity Funds TempFund Portfolio, 0.10%(e)	5,923

	Total Money Market Funds	5,962

11  |  USAA Emerging Markets Fund

Principal Amount (000)	Security			Market Value (000)

	REPURCHASE AGREEMENTS (0.2%)
$800	Credit Suisse First Boston LLC, 0.11%, acquired on 2/26/2010 and due 3/01/2010 at $800 (collateralized by $820 of U.S. Treasury, 0.125%(f), due 6/03/2010; market value $820)			$800
500	Deutsche Bank Securities, Inc., 0.11%, acquired on 2/26/2010 and due 3/01/2010 at $500 (collateralized by $500 of Freddie Mac(g), 2.50%, due 4/23/2014; market value $511)			500

	Total Repurchase Agreements			1,300

	Total Short-term Investments Purchased With Cash Collateral From Securities Loaned (cost: $7,262)			7,262

	Total Investments (cost: $570,543)			$ 658,448

($ in 000s)	VALUATION HIERARCHY

Assets	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
EQUITY SECURITIES:
COMMON STOCKS	$541,840	$63,277	$—	$605,117
PREFERRED SECURITIES	19,200	—	—	19,200
EXCHANGE-TRADED FUNDS	2,751	—	—	2,751
MONEY MARKET INSTRUMENTS:
MONEY MARKET FUNDS	24,118	—	—	24,118
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED:
MONEY MARKET FUNDS	5,962	—	—	5,962
REPURCHASE AGREEMENTS	—	1,300	—	1,300
Total	$593,871	$64,577	$—	$658,448

Portfolio of Investments  |  12

NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Emerging Markets Fund Shares and Emerging Markets Fund Institutional Shares.  Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class.  These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class’s relative net assets.  Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.  The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, the Manager and the Fund’s subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund’s foreign

13  |  USAA Emerging Markets Fund

securities. The Fund’s subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund’s foreign securities.  If the Manager determines that a particular event would materially affect the value of the Fund’s foreign securities, then the Manager, under valuation procedures approved by the Trust’s Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund’s subadvisers, if applicable, under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Portfolio of Investments  |  14

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement.  Repurchase agreements are subject to credit risk, and the Fund’s Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. Lending of portfolio securities - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day’s ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.  The aggregate fair market value of the loaned portion of these securities as of February 28, 2010, was approximately $6,933,000.

E. Subsequent events - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued, and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. New accounting pronouncement – In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3).  It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used

15  |  USAA Emerging Markets Fund

to measure fair value.  The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The Manager is in the process of evaluating the impact of this guidance on the Fund’s financial statement disclosures.

G. As of February 28, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2010, were $111,160,000 and $23,255,000, respectively, resulting in net unrealized appreciation of $87,905,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $646,485,000 at February 28, 2010, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

I. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

Rights – enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iPath
iPath - Exchange traded notes ETNs that are senior, unsecured, unsubordinated debt securities issued by Barclays Bank, PLC.  ETNs are traded on securities exchanges and are linked to the return of a benchmark index.

SPECIFIC NOTES

(a)	Security was fair valued at February 28, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b)
Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2010, was $9,527,000, which represented 1.5% of the Fund’s net assets.

(c)	The security or a portion thereof was out on loan as of February 28, 2010.

Portfolio of Investments  |  16

(d)
Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(e)	Rate represents the money market fund annualized seven-day yield at February 28, 2010.
(f)	Zero-coupon security. Rate represents the effective yield at the date of purchase.
(g)
Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

*	Non-income-producing security.

17  |  USAA Emerging Markets Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    04/29/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/29/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/29/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.